Cash and cash equivalents (Tables)	12 Months Ended
Jun. 30, 2022
Cash and cash equivalents.
Summary of cash and cash equivalents

	2022	2021
for the year ended 30 June	Rm	Rm
Cash and cash equivalents	40 577	28 981
Restricted cash and cash equivalents	2 563	2 250
	43 140	31 231
Bank overdraft	(173)	(243)
Per the statement of cash flows	42 967	30 988
Cash by currency
Rand	27 122	14 994
Euro	2 835	2 159
US dollar	12 289	12 787
Other currencies	721	1 048
	42 967	30 988